Consolidated Statements of Cash Flows (Parenthetical) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Income taxes paid	[1]	¥ 3,254	$ 465
Chinese Mainland Jurisdictions [Member]
Income taxes paid		3,200	461
Jurisdictions Outside Chinese Mainland [Member]
Income taxes paid		¥ 27	$ 4

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB3.2 billion (US$461 million) in Chinese mainland, and RMB27 million (US$4 million) in jurisdictions outside Chinese mainland.